Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Appreciated or Depreciated	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
USD [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Appreciated or Depreciated [Line Items]
Foreign currency risk, Variance	+/-10,0%	+/-10,0%
Foreign currency risk	-891/+1,090	-917/+1,121
CHF [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Appreciated or Depreciated [Line Items]
Foreign currency risk, Variance	+/-10,0%
Foreign currency risk	-3/+3